   As filed with the Securities and Exchange Commission on December 6, 2004


                                                     Registration No. 333-62695
                                                      Registration No. 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


          Registration Statement Under The Securities Act of 1933      [X]
                              -----------------
                      Pre-Effective Amendment No.                      [_]
                    Post-Effective Amendment No. 16                    [X]

          For Registration Under the Investment Company Act of 1940    [X]

                           Amendment No. 146                           [X]
                    (Check Appropriate Box or Boxes)

                     GE Life & Annuity Separate Account 4

                          (Exact Name of Registrant)
                               -----------------
                     GE Life and Annuity Assurance Company

                           (Exact Name of Depositor)

                               -----------------


                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
       Vice President, Associate General Counsel and Assistant Secretary
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)


            -------------------------------------------------------
Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on December 15, 2004 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, one new Subaccounts will be available under the contract. The Subaccount will invest in a new Portfolio, the Franklin Templeton Variable Insurance Products Trust --
Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In      Investment Objective             Adviser
                   ----------------------------------------------------------------------------
FRANKLIN TEMPLETON   Templeton Foreign     Seeks long-term capital growth. Templeton Investment
VARIABLE INSURANCE   Securities Fund --                                    Counsel, LLC
PRODUCTS TRUST       Class 1 Shares
                   ----------------------------------------------------------------------------

                               Part A and Part B

Part A of Post-Effective Amendment No.13 and Part B of Post-Effective Amendment No. 14 to this Registration Statement (SEC File No. 333-62695), including the form of the prospectus and any supplements thereto, are herein incorporated by reference.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a)      Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of the Separate Account. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-
            76334.

(1)(a)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4.
            Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 333-63531.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance
            Company and Capital Brokerage Corporation. Previously filed on September 30, 2002 with Post-
            Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-62695.

(b)         Dealer Sales Agreement dated December 1, 2001. Previously filed on September 30, 2002 with Post-
            Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-62695.

(4)(a)      Form of contract.

(4)(a)(i)   Contract Form P1152. Previously filed on December 18, 1998 with Pre-Effective Filing No. 1 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)      Endorsements to contract.

(4)(b)(i)   IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(ii)  Pension Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(iii) Section 403(b) Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(iv)  Optional Death Benefit Rider. Previously filed on March 12, 1999 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(v)   Optional Enhanced Death Benefit Rider. Previously filed on September 2, 2000 with Post-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-
            31172.

(4)(b)(vi)  Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with
            Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-63531.

(4)(b)(vii)  Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 28, 2001 with
             Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-63531.

(4)(b)(viii) Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on April 30, 2001 with
             Post-Effective Amendment No. 5 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-62695.

(4)(b)(ix)   Death Provisions Endorsement P5232 1/03. Previously filed on February 18, 2003 with Post-
             Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-63531.

(4)(b)(x)    Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on February 18, 2003 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-63531.

(4)(b)(xi)   Rollup Death Benefit Rider P5234 1/03. Previously filed on February 18, 2003 with Post-Effective
             Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
             333-63531.

(4)(b)(xii)  Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03. Previously filed on
             February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-63531.

(4)(b)(xiii) Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-63531.

(4)(b)(xiv)  GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on June 24,
             2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account
             4, Registration No. 333-62695.

(5)          Form of Application. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(6)(a)       Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.
             Previously filed on September 2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE
             Life & Annuity Separate Account 4, Registration No. 333-31172.

(6)(b)       Amended Bylaws of GE Life and Annuity Assurance Company. Previously filed on September 2,
             2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account
             4, Registration No. 333-31172.

(7)          Reinsurance Agreement. Previously filed on April 30, 2004 with Post Effective Amendment No.13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(a)       Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
             Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
             Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

(8)(a)(i)    Amendment to Participation Agreement Referencing Policy Form Numbers. Previously filed on
             May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.

(8)(a)(ii)   Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
             Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1,
             1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account
             4, Registration No. 033-76334.


(8)(a)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
            Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1,
            1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation,
            and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-
            76334.

(8)(b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1,
            1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(c)      Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
            Corporation and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(d)      Participation Agreement between Janus Capital Corporation and Life of Virginia. Previously filed on
            May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

(8)(d)(i)   Amendment to Participation Agreement between Janus Capital Corporation and GE Life & Annuity.
            Previously filed on April 28, 2000 with Post-Effective Amendment No. 19 to Form N-4 for GE Life
            & Annuity Separate Account 4, Registration No. 033-76334.

(8)(d)(ii)  Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity
            Assurance Company. Filed herewith.

(8)(e)      Participation Agreement between Insurance Management Series, Federated Securities Corporation,
            and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-
            76334.

(8)(e)(i)   Amendment to Participation Agreement between Federated Securities Corporation and GE Life and
            Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(f)      Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The
            Life Insurance Company of Virginia. Previously filed on September 28, 1995 with Post-Effective
            Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-
            76334.

(8)(g)      Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and
            Company, Inc. and GE Life and Annuity Assurance Company. Previously filed on December 21,
            1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
            333-96513.

(8)(h)      Participation Agreement between Variable Insurance Products Fund III and The Life Insurance
            Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(h)(i)   Amendment to Variable Insurance Products Fund III, Fidelity Distributors Corporation and GE Life
            and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(i)      Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance
            Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.


(8)(j) Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance
       Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
       Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(k) Participation Agreement between Salomon Brothers Variable Series Funds and The Life Insurance
       Company of Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No.
       1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(l) Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of
       Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-
       4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(m) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 28, 2000 with Post-Effective
       Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-
       76334.

(8)(n) Form of Participation Agreement between AIM Variable Insurance Funds, Inc. and GE Life and
       Annuity Assurance Company. Previously filed on March 15, 2000 with Pre-Effective No. 1 to
       Form N-4 for GE Life & Annuity Separate Account 5, Registration No. 333-96513.

(8)(o) Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company.
       Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31172.

(8)(p) Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
       Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form
       N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(q) Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
       Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to
       Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(r) Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity
       Assurance Company. Previously filed on April 30, 2001 with Post-Effective Amendment No. 5 to
       Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(s) Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance
       Company. Previously filed on April 24, 2002 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(8)(t) Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity
       Assurance Company. Previously filed on September 13, 2002 with Post-Effective Amendment No.
       7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(8)(u) Participation Agreement between Greenwich Street Series Trust and GE Life and Annuity
       Assurance Company. Previously filed on August 19, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Life & Annuity Separate Account 4, SEC File No. 333-62695.

(8)(v) Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
       Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment No.
       1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(w) Participation Agreement between Nations Separate Account Trust and GE Life and Annuity
       Assurance Company. Previously filed on April 30, 2004 with Post Effective Amendment No. 13 to
       Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(x)    Participation Agreement between Merrill Lynch Variable Series Funds, Inc. and GE Life and
          Annuity Assurance Company. Previously filed on April 30, 2004 with Post Effective Amendment
          No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(y)    Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and
          Annuity Assurance Company. Previously filed on November 15, 2004 with Post-Effective
          Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
          333-62695.

(8)(z)    Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin
          Templeton Distributors, Inc., GE Life and Annuity Assurance Company and Capital Brokerage
          Corporation. Previously filed on September 13, 2002 with Post-Effective Amendment No. 6 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(z)(i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance
          Products Trust, Franklin Templeton Distributors, Inc., GE Life and Annuity Assurance Company
          and Capital Brokerage Corporation. Previously filed as Exhibit (p)(i) on December 6, 2004 with
          Post-Effective Amendment No. 28 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 33-76334.

(9)       Opinion of Counsel. Previously filed on April 30, 2004 with Post Effective Amendment No. 13 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(10)      Consent of Independent Auditors. Previously filed on April 30, 2004 with Post Effective
          Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-62695.

(11)      Not Applicable.

(12)      Not Applicable.

(13)      Power of Attorney dated October 1, 2004. Filed herewith.


Item 25.  Directors and Officers of GE Life and Annuity Assurance Company

Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director

Daniel C. Munson......... Director and Vice President

Leon E. Roday(1)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(1) Senior Vice President and Chief Investment Officer

Heather C. Harker........ Vice President and Associate General Counsel

John E. Karaffa.......... Vice President and Controller

Gary T. Prizzia(1)....... Treasurer

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is GE Financial Assurance Holdings, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.
(2) The principal business address is GE Financial Assurance, 6630 W. Broad Street, Richmond, Virginia 23230.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 15,936 owners of Qualified Contracts and 19,965 owners of Non-Qualified Contracts invested in this product as of November 30, 2004.

Item 28.  Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

      (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

      (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

      (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

      (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

      (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts II and 4.

   (b)

        Name              Address       Positions and Offices with Underwriter
        ----              -------       --------------------------------------
 James J. Buddle.... 6620 W. Broad St.  Director
                     Richmond, VA 23230
 Robert T. Methven.. 3001 Summer St.    Director, President and Chief Executive
                     2nd Floor          Officer
                     Stamford, CT 06905
 Geoffrey S. Stiff.. 6610 W. Broad St.  Director and Senior Vice President
                     Richmond, VA 23230
 Richard P. McKenney 6620 W. Broad St.  Senior Vice President
                     Richmond, VA 23230

        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
Edward J. Wiles, Jr.. 3001 Summer St.,         Senior Vice President and Chief Compliance
                      2nd Floor                Officer
                      Stamford, CT 06905
Ward E. Bobitz....... 6620 W. Broad Street     Vice President and Assistant Secretary
                      Richmond, VA 23230
Joan H. Cleveland.... 700 Main St.             Vice President
                      Lynchburg, VA 24504
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Kelly L. Groh........ 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
Richard J. Kannan.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

   (d) GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 6th, day of December, 2004.


                                          GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                                          (Registrant)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                             Director and Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE LIFE AND ANNUITY ASSURANCE COMPANY
                                          (Depositor)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                             Director and Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                    Date
            ----                           -----                    ----

               *               Chairperson of the Board,      December 6, 2004
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

               *               Director, Senior Vice          December 6, 2004
-----------------------------    President and Chief Actuary
        Paul A. Haley

               *               Director and Senior Vice       December 6, 2004
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       December 6, 2004
-----------------------------    President
      Geoffrey S. Stiff

               *               Director and Senior Vice       December 6, 2004
-----------------------------    President
      Thomas M. Stinson

               *               Senior Vice President,         December 6, 2004
-----------------------------  General   Counsel and
       Thomas E. Duffy         Secretary

               *               Senior Vice President and      December 6, 2004
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

                   Name                           Title                    Date
 -                 ----                           -----                    ----

----                  *               Vice President and Controller  December 6, 2004
       ----------------------------
              John E. Karaffa

*By:      /s/  GEOFFREY S. STIFF      , pursuant to Power of         December 6, 2004
       ----------------------------   Attorney executed on October
             Geoffrey S. Stiff        1, 2004.


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